CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Issued capital [member]	Other reserves [member]	Retained earnings [member]	Total
Beginning balance, value at Jun. 21, 2023
Beginning Balance, shares at Jun. 21, 2023
IfrsStatementLineItems [Line Items]
Shares issued for related party receivable	$ 50,000			50,000
Shares issued for related party receivable, share	5,000,000
Other reserves		(1,376)		(1,376)
Net loss			(11,431)	(11,431)
Ending balance, value at Dec. 31, 2023	$ 50,000	(1,376)	(11,431)	37,193
Ending Balance, shares at Dec. 31, 2023	5,000,000
IfrsStatementLineItems [Line Items]
Net loss
Ending balance, value at Dec. 31, 2024	$ 50,000	$ (1,376)	$ (11,431)	$ 37,193
Ending Balance, shares at Dec. 31, 2024	5,000,000			5,000,000